Inventories	6 Months Ended
Jan. 23, 2016
Inventory Disclosure [Abstract]
Inventories
Inventories

Inventories substantially consist of finished goods merchandise. Inventory by segment is set forth below:

	January 23, 2016	July 25, 2015
	(millions)
ANN	$212.5	$—
Justice	101.2	136.0
Lane Bryant	128.3	126.5
maurices	103.5	103.8
dressbarn	84.3	93.3
Catherines	30.1	29.7
Total inventories	$659.9	$489.3